Property and Equipment, Net	9 Months Ended
Sep. 30, 2026
Property, Plant, and Equipment [Abstract]
Property and Equipment, Net	Property and Equipment, Net:
Property and equipment, net consisted of the following as of September 30, 2026 and December 31, 2025:

	September 30, 2026	December 31, 2025
Computer systems and servers	$1,550	$1,083
Test and computer equipment	20,942	16,988
Lab equipment	10,428	9,604
Furniture and fixtures	281	286
Leasehold improvements	7,107	3,637
Total	$40,308	$31,598
Less: Accumulated depreciation	(16,286)	(13,285)
Property and equipment, net	$24,022	$18,313
For the three months ended September 30, 2026 and 2025, the Company recognized depreciation expense of $1,219 and $1,272, respectively. For the nine months ended September 30, 2026 and 2025, the Company recognized depreciation expense of $3,521 and $3,145, respectively.
As of September 30, 2026, the Company had $9,412 in equipment deposits for property and equipment, which are classified as long-term deposits on the consolidated balance sheets. When the underlying assets are delivered, installed, and placed in service, they will be reclassified to property and equipment, net.